Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Intangible Assets

			Acquired
			customer lists,	Acquired	Acquired	Other
			contracts and	trademarks	publishing	intangibles
All figures in £ millions	Goodwill	Software	relationships	and brands	rights	acquired	Total
Cost

At 1 January 2022	2,145	1,087	741	168	97	321	4,559

Exchange differences	206	83	80	20	5	44	438

Additions – internal development	–	86	–	–	–	–	86

Additions – purchased	–	4	–	–	–	–	4

Disposals and retirements	–	(131)	–	–	–	–	(131)

Acquisition of subsidiary (note 30)	204	–	37	6	1	66	314

Disposal of businesses (note 31)	(75)	(9)	(20)	(8)	–	(1)	(113)

Transfers	–	(5)	–	–	–	–	(5)

At 31 December 2022	2,480	1,115	838	186	103	430	5,152

Exchange differences	(107)	(40)	(42)	(5)	(3)	(12)	(209)

Additions – internal development	–	96	–	–	–	–	96

Additions – purchased	–	–	–	–	–	–	–

Disposals and retirements	–	(18)	–	(1)	–	(3)	(22)

Acquisition of subsidiary (note 30)	61	–	82	6	–	29	178

Disposal of businesses (note 31)	–	(15)	(298)	(2)	–	–	(315)

Transfers	–	(1)	–	–	–	–	(1)

At 31 December 2023	2,434	1,137	580	184	100	444	4,879

			Acquired
			customer lists,	Acquired	Acquired	Other
			contracts and	trademarks	publishing	intangibles
All figures in £ millions	Goodwill	Software	relationships	and brands	rights	acquired	Total
Amortisation and impairment

At 1 January 2022	–	(657)	(620)	(138)	(96)	(279)	(1,790)

Exchange differences	–	(49)	(65)	(16)	(5)	(37)	(172)

Charge for the year	–	(125)	(33)	(8)	–	(13)	(179)

Disposals and retirements	–	130	–	–	–	–	130

Disposal of businesses (note 31)	–	8	20	7	–	1	36

Transfers	–	–	–	–	–	–	–

At 31 December 2022	–	(693)	(698)	(155)	(101)	(328)	(1,975)

Exchange differences	–	24	31	4	3	9	71

Charge for the year	–	(123)	(19)	(7)	(1)	(19)	(169)

Disposals and retirements	–	18	–	1	–	3	22

Disposal of businesses (note 31)	–	8	252	2	–	–	262

Transfers	–	1	–	–	–	–	1

At 31 December 2023	–	(765)	(434)	(155)	(99)	(335)	(1,788)
Carrying amounts

At 1 January 2022	2,145	430	121	30	1	42	2,769

At 31 December 2022	2,480	422	140	31	2	102	3,177

At 31 December 2023	2,434	372	146	29	1	109	3,091

Summary of Useful Economic Life of Intangible Assets
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

At 31 December 2023 Useful economic life
Class of intangible asset

Acquired customer lists, contracts and relationships	3-20 years

Acquired trademarks and brands	2-20 years

Acquired publishing rights	5-20 years

Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

				At 31 December 2023

All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total
Class of intangible asset

Acquired customer lists, contracts and relationships	71	41	28	6	146

Acquired trademarks and brands	22	7	–	–	29

Acquired publishing rights	1	–	–	–	1

Other intangibles acquired	84	17	8	–	109

Summary of Carrying Value of Goodwill

All figures in £ millions	2023 Goodwill	2022 Goodwill

Assessment & Qualifications	1,355	1,361

Virtual Learning	419	443

English Language Learning	255	259

Workforce Skills	337	348

Higher Education	68	69

Total	2,434	2,480

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions used by management in the value in use calculations.

		2023		2022

	Discount rate	Perpetuity growth rate	Discount rate	Perpetuity growth rate
Assessment & Qualifications	10.8%	2.0%	12.0%	2.0%

Virtual Learning	11.0%	2.0%	11.9%	2.0%

English Language Learning	13.0%	3.5%	11.8%	3.5%

Workforce Skills	10.4%	2.0%	11.6%	2.0%

Higher Education	10.7%	2.0%	12.0%	2.0%